PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Small Company Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.0%
Communication Services: 2.6%
51,837
(1)
Grindr, Inc.
$ 927,882
0 .4
68,861
(1)
Magnite, Inc.
785,704
0 .4
188,630
(1)
Vimeo, Inc.
992,194
0 .4
38,219
(1)
Yelp, Inc.
1,415,250
0 .6
170,790
(1)
ZipRecruiter, Inc.
- Class A
1,005,953
0 .4
92,349
(1)
ZoomInfo
Technologies, Inc.
923,490
0 .4
6,050,473
2 .6
Consumer Discretionary: 4.6%
31,248  Atmus Filtration
Technologies, Inc.
1,147,739
0 .5
518,305
(1)
GrowGeneration Corp.
559,769
0 .2
17,824
H&R Block, Inc.
978,716
0 .4
8,584  Monarch Casino &
Resort, Inc.
667,406
0 .3
38,334  Red Rock Resorts, Inc.
- Class A
1,662,546
0 .7
81,598
(1)
Sonos, Inc.
870,651
0 .4
57,739
Steven Madden Ltd.
1,538,167
0 .7
50,895
(1)
Tri Pointe Homes, Inc.
1,624,568
0 .7
93,665
(1)
Udemy, Inc.
726,840
0 .3
150,702
(1)
Under Armour, Inc.
- Class A
941,888
0 .4
10,718,290
4 .6
Consumer Staples: 0.5%
79,110
Dole PLC
1,143,139
0 .5
Energy: 3.4%
478,506
(1)
Clean Energy Fuels
Corp.
741,684
0 .3
57,019  Excelerate Energy, Inc.
- Class A
1,635,305
0 .7
67,937
(1)
Helix Energy Solutions
Group, Inc.
564,557
0 .3
60,384
(2)
HighPeak Energy, Inc.
764,461
0 .3
120,547
(2)
Murphy Oil Corp.
3,423,535
1 .5
83,924
SFL Corp. Ltd.
688,177
0 .3
7,817,719
3 .4
Financials: 21.9%
56,477
Arrow Financial Corp.
1,484,780
0 .6
106,717
BCB Bancorp, Inc.
1,052,230
0 .5
58,061  Berkshire Hills
Bancorp, Inc.
1,514,811
0 .6
158,568  BGC Group, Inc.
- Class A
1,454,069
0 .6
28,700
(2)
Blackstone Mortgage
Trust, Inc. - Class A
574,000
0 .2
22,427  Cathay General
Bancorp
965,034
0 .4
21,069  CNO Financial Group,
Inc.
877,524
0 .4
74,142  ConnectOne Bancorp,
Inc.
1,802,392
0 .8
125,266  Eastern Bankshares,
Inc.
2,054,362
0 .9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
83,690  Farmers National Banc
Corp.
$ 1,092,154
0 .5
203,611  First BanCorp/Puerto
Rico
3,903,223
1 .7
51,516  First Commonwealth
Financial Corp.
800,559
0 .3
103,098
Fulton Financial Corp.
1,865,043
0 .8
190,297
(1)
Genworth Financial,
Inc. - Class A
1,349,206
0 .6
50,722  Hancock Whitney
Corp.
2,660,369
1 .1
41,648
Hilltop Holdings, Inc.
1,268,182
0 .5
108,352
Hope Bancorp, Inc.
1,134,445
0 .5
64,476  KKR Real Estate
Finance Trust, Inc.
696,341
0 .3
150,125
Ladder Capital Corp.
1,712,926
0 .7
163,241
(1)
Marqeta, Inc. - Class A
672,553
0 .3
90,679
MFA Financial, Inc.
930,367
0 .4
19,658
NBT Bancorp, Inc.
843,328
0 .4
24,624
Origin Bancorp, Inc.
853,714
0 .4
48,427
(1)
Oscar Health, Inc.
- Class A
634,878
0 .3
80,756
P10, Inc. - Class A
948,883
0 .4
93,469  Pacific Premier
Bancorp, Inc.
1,992,759
0 .9
123,629
(1)
Pagseguro Digital Ltd.
- Class A
943,289
0 .4
199,442
(1)
Payoneer Global, Inc.
1,457,921
0 .6
153,853
(2)
Ready Capital Corp.
783,112
0 .3
212,145
Redwood Trust, Inc.
1,287,720
0 .6
33,509
Renasant Corp.
1,136,960
0 .5
63,804  Simmons First National
Corp. - Class A
1,309,896
0 .6
82,982
(1)
StoneCo Ltd. - Class A
869,651
0 .4
60,451  United Community
Banks, Inc.
1,700,487
0 .7
203,211  Valley National
Bancorp
1,806,546
0 .8
42,338  Victory Capital
Holdings, Inc. - Class A
2,450,100
1 .1
121,840
WisdomTree, Inc.
1,086,813
0 .5
59,356
XP, Inc. - Class A
816,145
0 .3
50,786,772
21 .9
Health Care: 13.2%
41,393
(1)
Alignment Healthcare,
Inc.
770,738
0 .3
161,415
(1)
Amicus Therapeutics,
Inc.
1,317,146
0 .6
78,527
(1)
Avanos Medical, Inc.
1,125,292
0 .5
170,425
(1)
BioCryst
Pharmaceuticals, Inc.
1,278,188
0 .6
24,859
Bio-Techne Corp.
1,457,483
0 .6
71,888
(1)(2)
BrightSpring Health
Services, Inc.
1,300,454
0 .6
40,636
Bruker Corp.
1,696,147
0 .7
642,237
(1)
Cerus Corp.
892,709
0 .4
85,178
(1)
Fortrea Holdings, Inc.
643,094
0 .3
34,581
(1)
Guardant Health, Inc.
1,473,151
0 .6
13,222
(1)
HealthEquity, Inc.
1,168,428
0 .5

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
46,944
(1)
Hims & Hers Health,
Inc.
$ 1,387,195
0 .6
70,631
(1)(2)
Intellia Therapeutics,
Inc.
502,186
0 .2
149,736
(1)
MannKind Corp.
753,172
0 .3
9,809
(1)
Merit Medical Systems,
Inc.
1,036,909
0 .4
281,640
(1)(2)
OPKO Health, Inc.
467,522
0 .2
40,307
(1)
Option Care Health,
Inc.
1,408,730
0 .6
34,426
(1)
Orthofix Medical, Inc.
561,488
0 .2
42,154
(1)
Phreesia, Inc.
1,077,456
0 .5
32,181
(1)
Privia Health Group,
Inc.
722,463
0 .3
46,689
(1)
Progyny, Inc.
1,043,032
0 .5
15,132
(1)
PTC Therapeutics, Inc.
771,127
0 .3
50,348
QIAGEN NV
2,021,472
0 .9
20,049
(1)
Rhythm
Pharmaceuticals, Inc.
1,061,996
0 .5
31,879
(1)
Rigel Pharmaceuticals,
Inc.
573,503
0 .3
58,787  Select Medical
Holdings Corp.
981,743
0 .4
26,258
(1)
Surgery Partners, Inc.
623,627
0 .3
40,206
(1)
Tandem Diabetes
Care, Inc.
770,347
0 .3
121,183
(1)
Teladoc Health, Inc.
964,617
0 .4
38,981
(1)
Travere Therapeutics,
Inc.
698,540
0 .3
30,549,955
13 .2
Industrials: 20.1%
11,866  Albany International
Corp. - Class A
819,229
0 .3
21,275  Allison Transmission
Holdings, Inc.
2,035,379
0 .9
31,487  Apogee Enterprises,
Inc.
1,458,793
0 .6
13,582  Applied Industrial
Technologies, Inc.
3,060,568
1 .3
12,914  Armstrong World
Industries, Inc.
1,819,324
0 .8
26,180
(1)
ASGN, Inc.
1,649,864
0 .7
21,039
Cadre Holdings, Inc.
622,965
0 .3
84,288
(1)
CoreCivic, Inc.
1,710,203
0 .7
39,373  Enerpac Tool Group
Corp.
1,766,273
0 .8
19,429
Federal Signal Corp.
1,429,003
0 .6
61,657
(1)
First Advantage Corp.
868,747
0 .4
51,170
Flowserve Corp.
2,499,143
1 .1
13,340  Franklin Electric Co.,
Inc.
1,252,359
0 .5
93,344
(1)
GEO Group, Inc.
2,726,578
1 .2
20,186
Insperity, Inc.
1,801,197
0 .8
55,300
Kennametal, Inc.
1,177,890
0 .5
101,831
(1)
Legalzoom.com, Inc.
876,765
0 .4
7,257  Lincoln Electric
Holdings, Inc.
1,372,734
0 .6
179,523
(1)
Manitowoc Co., Inc.
1,542,102
0 .7
51,901
Marten Transport Ltd.
712,082
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
136,823  Mueller Water
Products, Inc. - Class A
$ 3,478,041
1 .5
84,076
(1)
NOW, Inc.
1,436,018
0 .6
68,070
nVent Electric PLC
3,568,229
1 .5
19,434
Pentair PLC
1,700,086
0 .7
41,942
(2)
REV Group, Inc.
1,325,367
0 .6
109,219
Shyft Group, Inc.
883,582
0 .4
14,290  Watts Water
Technologies, Inc.
- Class A
2,914,017
1 .3
46,506,538
20 .1
Information Technology: 18.6%
378,081
(1)
8x8, Inc.
756,162
0 .3
82,862
A10 Networks, Inc.
1,353,965
0 .6
53,317
(1)
ACI Worldwide, Inc.
2,916,973
1 .3
21,898
(1)
Alpha & Omega
Semiconductor Ltd.
544,384
0 .2
54,028
(1)
Amplitude, Inc. - Class
A
550,545
0 .2
189,585
(1)
AvePoint, Inc.
2,737,608
1 .2
117,296
(1)
Box, Inc. - Class A
3,619,755
1 .6
59,074
(1)
Clearwater Analytics
Holdings, Inc. - Class A
1,583,183
0 .7
93,613
(1)
Cohu, Inc.
1,377,047
0 .6
39,397
(1)
Credo Technology
Group Holding Ltd.
1,582,184
0 .7
21,379  CSG Systems
International, Inc.
1,292,788
0 .6
34,795
CTS Corp.
1,445,732
0 .6
41,732
(1)
Dropbox, Inc. - Class A
1,114,662
0 .5
71,430
(1)
ExlService Holdings,
Inc.
3,372,210
1 .5
31,861  Ingram Micro Holding
Corp.
565,214
0 .2
24,840
(1)
Intapp, Inc.
1,450,159
0 .6
66,062
(1)
Knowles Corp.
1,004,142
0 .4
5,017
Littelfuse, Inc.
987,045
0 .4
78,833
(1)
MaxLinear, Inc.
856,126
0 .4
51,664
(1)
PagerDuty, Inc.
943,901
0 .4
61,084
(1)
Photronics, Inc.
1,268,104
0 .6
30,652
(1)
Pure Storage, Inc.
- Class A
1,356,964
0 .6
25,756
(1)
Rambus, Inc.
1,333,517
0 .6
265,427
(1)
Sabre Corp.
745,850
0 .3
34,220  Sapiens International
Corp. NV
927,020
0 .4
133,426
(1)
Sprinklr, Inc. - Class A
1,114,107
0 .5
57,477
(1)
Verint Systems, Inc.
1,025,965
0 .4
60,285
(1)
Vertex, Inc. - Class A
2,110,578
0 .9
60,744
(1)
Viavi Solutions, Inc.
679,725
0 .3
182,800
(1)
Yext, Inc.
1,126,048
0 .5
92,788
(1)
Zeta Global Holdings
Corp. - Class A
1,258,205
0 .5
42,999,868
18 .6
Materials: 4.1%
15,444
Avient Corp.
573,899
0 .2
7,894
Balchem Corp.
1,310,404
0 .6
214,079
(1)
Cleveland-Cliffs, Inc.
1,759,729
0 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
130,952
Element Solutions, Inc.
$ 2,960,825
1 .3
7,867
Innospec, Inc.
745,398
0 .3
168,125
(1)
Rayonier Advanced
Materials, Inc.
966,719
0 .4
169,816
Tronox Holdings PLC
1,195,505
0 .5
9,512,479
4 .1
Real Estate: 6.1%
118,171
Acadia Realty Trust
2,475,682
1 .1
156,339  Apartment Investment
and Management Co.
- Class A
1,375,783
0 .6
33,588  Broadstone Net Lease,
Inc.
572,340
0 .2
23,618
CareTrust REIT, Inc.
675,002
0 .3
181,322  DiamondRock
Hospitality Co.
1,399,806
0 .6
18,650  First Industrial Realty
Trust, Inc.
1,006,354
0 .4
53,570
Gladstone Land Corp.
563,556
0 .2
381,428  Hudson Pacific
Properties, Inc.
1,125,213
0 .5
113,242
(2)
Medical Properties
Trust, Inc.
682,849
0 .3
29,449  National Storage
Affiliates Trust
1,160,291
0 .5
53,998
(2)
Peakstone Realty Trust
680,375
0 .3
27,062  Plymouth Industrial
REIT, Inc.
441,111
0 .2
32,497  Sabra Health Care
REIT, Inc.
567,723
0 .2
150,895  Summit Hotel
Properties, Inc.
816,342
0 .4
19,222  Tanger Factory Outlet
Centers, Inc.
649,511
0 .3
14,191,938
6 .1
Utilities: 2.9%
50,035
Avista Corp.
2,094,965
0 .9
15,192
Black Hills Corp.
921,395
0 .4
61,509
(1)
Hawaiian Electric
Industries, Inc.
673,524
0 .3
19,858  Northwest Natural
Holding Co.
848,334
0 .4
11,898
NorthWestern Corp.
688,537
0 .3
20,535  Portland General
Electric Co.
915,861
0 .4
7,289
Spire, Inc.
570,364
0 .2
6,712,980
2 .9
Total Common Stock
(Cost $243,710,666)
226,990,151
98 .0
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 1.7%
19,299  iShares Russell 2000
ETF
$ 3,849,958
1 .7
Total Exchange-Traded
Funds
(Cost $4,026,078)
3,849,958
1 .7
Total Long-Term
Investments
(Cost $247,736,744)
230,840,109
99 .7
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 3.5%
Repurchase Agreements: 3.2%
1,695,124
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,695,330,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,729,240, due
04/15/25-02/15/55)
1,695,124
0 .7
559,444
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2025, 4.350%,
due 04/01/2025
(Repurchase
Amount $559,511,
collateralized
by various U.S.
Government
Securities, 1.500%-
3.500%, Market
Value plus accrued
interest $570,633, due
08/15/26-09/30/26)
559,444
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,758,384
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,758,595,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,793,552, due
04/10/25-03/01/55)
$ 1,758,384
0 .8
1,758,384
(3)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $1,758,594,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,793,552, due
04/10/25-12/15/66)
1,758,384
0 .8
1,695,124
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $1,695,332,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,726,733, due
04/15/26-02/15/53)
1,695,124
0 .7
Total Repurchase
Agreements
(Cost $7,466,460)
7,466,460
3 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.3%
733,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $733,000) $ 733,000 0 .3
Total Short-Term
Investments
(Cost $8,199,460)
$ 8,199,460
3 .5
Total Investments in
Securities
(Cost $255,936,204) $ 239,039,569 103 .2
Liabilities in Excess
of Other Assets (7,316,771) (3.2)
Net Assets $ 231,722,798 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 226,990,151 $ — $ — $ 226,990,151
Exchange-Traded Funds 3,849,958 — — 3,849,958
Short-Term Investments 733,000 7,466,460 — 8,199,460
Total Investments, at fair value $ 231,573,109 $ 7,466,460 $ — $ 239,039,569
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 7,566,423
Gross Unrealized Depreciation (24,463,058)
Net Unrealized Depreciation $ (16,896,635)